Premises and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment
Property, plant and equipment, gross	$ 38,520	$ 37,201
Less accumulated depreciation	(26,376)	(24,444)
Net premises and equipment	12,144	12,757
Depreciation and amortization	1,013	1,143
Land, buildings and improvements
Property, Plant and Equipment
Property, plant and equipment, gross	20,493	19,838
Furniture and equipment
Property, Plant and Equipment
Property, plant and equipment, gross	15,567	15,079
Computer software
Property, Plant and Equipment
Property, plant and equipment, gross	$ 2,460	$ 2,284